Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 387,427	¥ 342,202
Deferred tax liabilities	(1,802,346)	(1,354,794)
Net deferred tax assets and liabilities	(1,414,919)	(1,012,592)
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,912,336	1,734,181
Deferred tax assets [Member] | Defined benefit plan liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	120,007	141,186
Deferred tax assets [Member] | Accrued expenses and liabilities for quality assurance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	662,425	613,101
Deferred tax assets [Member] | Other accrued employees' compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	127,668	128,461
Deferred tax assets [Member] | Operating loss carryforwards for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	191,906	64,740
Deferred tax assets [Member] | Allowance for doubtful accounts and credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	94,639	85,289
Deferred tax assets [Member] | Property plant equipment and other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	252,441	210,238
Deferred tax assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	463,250	491,167
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,327,255)	(2,746,773)
Deferred tax liabilities [Member] | Changes in fair value of financial instruments measured in other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(737,156)	(725,242)
Deferred tax liabilities [Member] | Undistributed earnings of foreign subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(39,496)	(51,888)
Deferred tax liabilities [Member] | Undistributed earnings of associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,076,742)	(1,026,027)
Deferred tax liabilities [Member] | Basis difference of acquired assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(78,206)	(63,189)
Deferred tax liabilities [Member] | Capitalised development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(201,120)	(204,741)
Deferred tax liabilities [Member] | Lease transactions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(972,158)	(468,894)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (222,378)	¥ (206,791)